Note 21 - Changes in Equity - Treasury Shares (Details) - BRL (R$)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Statement Line Items [Line Items]
Balance, treasury shares acquired/realized (in shares)	7,500	16,600
Balance, treasury shares acquired/realized, amount	R$ (139,700)	R$ (312,700)
Balance, treasury shares (in shares)	(755,300)	(596,000)
Balance, treasury shares, amount	R$ (895,000)	R$ (908,700)
Changes during the year, treasury shares acquired/realized (in shares)	(6,400)	(9,100)
Changes during the year, treasury shares acquired/realized, amount	R$ 118,800	R$ 173,000
Changes during the year, treasury shares (in shares)	(106,500)	(159,300)
Changes during the year, treasury shares, amount	R$ 12,300	R$ 13,700
Balance, treasury shares acquired/realized (in shares)	1,100	7,500
Balance, treasury shares acquired/realized, amount	R$ (20,900)	R$ (139,700)
Balance, treasury shares (in shares)	(861,800)	(755,300)
Balance, treasury shares, amount	R$ (882,700)	R$ (895,000)